UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2011

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

March 31, 2011

Semi-Annual

Repor t

Legg Mason

Global Currents

International Small Cap

Opportunity Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Global Currents International Small Cap Opportunity Fund

Fund objective

The Fund seeks long-term growth of capital.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Global Currents International Small Cap Opportunity Fund for the period from the Fund’s inception on October 1, 2010 through March 31, 2011 (the “reporting period”). Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

Special Shareholder Notice

At the Board’s regular meeting held in May 2011, Western Asset Management Company (“Western Asset”) was appointed as an additional subadviser of the Fund solely for cash management purposes. Western Asset personnel previously managed cash for the Fund through an arrangement with Legg Mason Partners Fund Advisor, LLC, the Fund’s investment manager.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

May 5, 2011

Legg Mason Global Currents International Small Cap Opportunity Fund	III

Investment commentary

Economic review

While economic reports remained mixed, the U.S. economy continued to expand during the period from the Fund’s inception on October 1, 2010 through March 31, 2011 (the “reporting period”). During the fourth quarter of 2010, fears regarding moderating economic growth were replaced with optimism for a strengthening economy in 2011. With investor sentiment improving, U.S. equities moved sharply higher from December 2010 through March 2011. All told, investors who took on additional risk in their portfolios during the reporting period were generally rewarded.

Although the U.S. Department of Commerce continued to report positive U.S. gross domestic product (“GDP”)i growth, the expansion has moderated since peaking at 5.0% in the fourth quarter of 2009. A slower drawdown in business inventories and renewed consumer spending were contributing factors spurring the economy’s solid growth at the end of 2009. However, the economy grew at a more modest pace in 2010. According to the Commerce Department, GDP growth was 3.7%, 1.7%, 2.6% and 3.1% during the first, second, third and fourth quarters of 2010, respectively. For calendar 2010 as a whole, the economy expanded 2.9%. Based on the Commerce Department’s advance estimate, first quarter 2011 GDP growth was 1.8%. This moderation in growth was due to a variety of factors, including less robust export activity, a decline in government spending and a deceleration in consumer spending given rising oil and food prices.

Turning to the job market, the unemployment rate moved lower during the last four months of the reporting period, though it remained elevated. The rate fell to 8.9% in February, marking the first time the unemployment rate was below 9.0% since April 2009. Unemployment then ticked downward to 8.8% in March. This favorable trend, however, did not mean that all was well in the labor market. The U.S. Department of Labor reported in March 2011 that approximately 13.5 million Americans looking for work have yet to find a job, and roughly 45% of these individuals have been out of work for more than six months. In addition, while the Federal Reserve Board (“Fed”)ii believes that unemployment will continue to decline, it projects that it will remain relatively high, between 7.5% and 8.0% at the end of 2012.

The long-ailing housing market continued to show some signs of strains during the reporting period. Looking back, sales increased in the spring of 2010 largely due to the government’s $8,000 tax credit for first-time home buyers. However, this proved to be only a temporary boost, as sales subsequently weakened after the tax credit expired at the end of April. Existing-home sales did rebound somewhat toward the end of 2010 and in January 2011, as mortgage rates remained relatively low. According to the National Association of Realtors (“NAR”), existing-home sales increased 3.4% in January 2011. However, home sales then declined a sharp 8.9% in February, before increasing 3.7% in March. At the end of March, the inventory of unsold homes was an 8.4 month supply at the current sales level, versus an 8.5 month supply in February. Despite the uptick in sales during March, existing-home prices remained disappointingly low, with the NAR reporting that the median existing-home price for all housing types was $159,600 in March 2011, down 5.9% from March 2010.

The manufacturing sector was one area of the economy that remained relatively strong during the reporting period. Based on the Institute for Supply Management’s PMIiii, the manufacturing sector has grown twenty consecutive months since it began expanding in August 2009. After reaching a six-year peak of 60.4 in March 2010 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion), PMI data indicated somewhat

IV	Legg Mason Global Currents International Small Cap Opportunity Fund

Investment commentary (cont’d)

more modest growth during the next nine months. However, in January 2011, the manufacturing sector expanded at its fastest pace since May 2004, with a reading of 60.8 versus 58.5 for the previous month. There was further strengthening in February, with a reading of 61.4. While the reading moderated somewhat to 61.2 in March, fifteen of eighteen industries tracked by the Institute for Supply Management expanded during the month.

Outside of the U.S., economic news was largely dominated by the sovereign debt crisis in Europe, geopolitical events in the Middle East and Northern Africa (“MENA”), and the devastating earthquake and tsunami in Japan. During the reporting period, Ireland joined Greece in requesting financial support from the European Union (“EU”) and International Monetary Fund (“IMF”). In April, after the reporting period ended, Portugal also requested bailout funds. Political turmoil in the MENA region caused oil prices to rise above $100 a barrel in February 2011, the first such occurrence in roughly two years. This led to concerns that higher oil prices could temper economic growth in both developed and emerging market countries. The tragedy in Japan also impacted the global economy. According to the World Bank, damage in northeast Japan could reach $235 billion. However, it said, “As a result of the earthquake and tsunami, Japan’s real GDP growth will slow, but the slowdown will likely be temporary. Growth should start picking up after mid-2011 as reconstruction efforts get underway.”

Financial market overview

The financial markets were largely characterized by healthy investor risk appetite and solid results by stocks and lower-quality bonds during the first month of the reporting period. The markets then experienced a sharp sell-off in mid-November 2010 and again in mid-February and mid-March 2011. During those periods, investors tended to favor the relative safety of U.S. Treasury securities. However, these setbacks proved to be only temporary as risk aversion was generally replaced with solid demand for riskier assets.

Due to signs that certain areas of the economy were moderating in the middle of 2010 (prior to the beginning of the reporting period), the Fed took further actions to spur the economy. At its August 10th meeting, the Fed announced an ongoing program that calls for using the proceeds from expiring agency debt and agency mortgage-backed securities to purchase longer-dated Treasury securities.

In addition, the Fed remained cautious throughout the reporting period given pockets of weakness in the economy. At its meeting in September 2010, the Fed said, “The Committee will continue to monitor the economic outlook and financial developments and is prepared to provide additional accommodation if needed to support the economic recovery. . . .” This led to speculation that the Fed may again move to purchase large amounts of agency and Treasury securities in an attempt to avoid a double-dip recession and ward off deflation.

The Fed then took additional action in early November 2010. Citing that “the pace of recovery in output and employment continues to be slow,” the Fed announced another round of quantitative easing to help stimulate the economy, entailing the purchase of $600 billion of long-term U.S. Treasury securities by the end of the second quarter of 2011. This, coupled with the Fed’s previously announced program to use the proceeds of expiring securities to purchase Treasuries, means it could buy a total of $850 billion to $900 billion of Treasury securities by the end of June 2011. At its meeting in April 2011, the Fed said it “continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels for the federal funds rateiv for an extended period.” The Fed also stated that

Legg Mason Global Currents International Small Cap Opportunity Fund	V

it would end its program of purchasing $600 billion of Treasury securities on schedule at the end of June.

Given the economic challenges in the Eurozone, the European Central Bank (“ECB”) kept interest rates at 1.0% during the reporting period. However, in early April 2011, after the reporting period ended, the ECB raised interest rates from 1.00% to 1.25% — the first rate hike since July 2008. In other developed countries, the Bank of England kept rates on hold at 0.5% during the period, whereas Japan cut rates in October 2010 from 0.1% to a range of zero to 0.1%, the lowest level since 2006. Elsewhere, a number of emerging market countries, including China, India and Brazil, raised interest rates during the reporting period in an effort to ward off inflation.

Equity market review

U.S. stock prices, as measured by the S&P 500 Indexv (the “Index”), moved sharply higher during the reporting period. Stocks rallied in October in the wake of the Fed indicating the possibility of another round of quantitative easing. After posting solid results in early November, the market weakened later in the month as financial troubles in Ireland resulted in a re-emergence of the European sovereign debt crisis. However, investor sentiment was buoyed in December by a two-year extension of the Bush-era tax cuts, and the Index gained 6.68% during the month. This momentum continued in January and February 2011, as the Index returned 2.37% and 3.43%, respectively. Despite geopolitical unrest in the Middle East and Libya, and the devastating earthquake and tsunami in Japan, the market demonstrated resiliency in March and generated a modest gain for the month. All told, the Index returned 16.79% over the reporting period.

The international developed equity market, as measured by the MSCI EAFE Indexvi, also posted a positive return but lagged its U.S. counterpart, returning 9.72% for the reporting period. This relative underperformance was the result of a number of factors, including concerns regarding the European sovereign debt crisis. Despite a setback in January and February 2011, emerging market equities generated solid results during the reporting period. For the period as a whole, strong economic growth in many developing countries and rising oil prices supported their equity prices. During the reporting period, the MSCI Emerging Markets Indexvii returned 8.47%.

Performance review

For the period from the Fund’s inception on October 1, 2010 through March 31, 2011, Class A shares of Legg Mason Global Currents International Small Cap Opportunity Fund, excluding sales charges, returned 12.53%. The Fund’s unmanaged benchmark, the MSCI EAFE Small Cap Indexviii, returned 14.49% over the same time frame. The Lipper International Small/Mid-Cap Growth Funds Category Average1 returned 12.94% for the period from September 30, 2010 through March 31, 2011.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period from September 30, 2010 through March 31, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 106 funds in the Fund’s Lipper category, and excluding sales charges.

VI	Legg Mason Global Currents International Small Cap Opportunity Fund

Investment commentary (cont’d)

Performance Snapshot as of March 31, 2011 (unaudited)
(excluding sales charges)	Since Fund inception*
Legg Mason Global Currents International Small Cap Opportunity Fund:
Class A	12.53%
Class C	12.09%
Class I	12.68%
MSCI EAFE Small Cap Index	14.49%
Lipper International Small/Mid-Cap Growth Funds Category Average	12.94%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

* The Fund’s inception date is October 1, 2010.

Total Annual Operating Expenses (unaudited)

As of the Fund’s most current prospectus, the gross total operating expense ratios for Class A, Class C and Class I shares were 2.24%, 2.99% and 1.89%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.45% for Class A shares, 2.20% for Class C shares and 1.20% for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expense incurred.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

April 29, 2011

RISKS: Small-and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

Legg Mason Global Currents International Small Cap Opportunity Fund	VII

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

vii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

viii	The MSCI EAFE Small Cap Index is an unmanaged, market-weighted index of small companies in developed markets, excluding the U.S. and Canada.

Legg Mason Global Currents International Small Cap Opportunity Fund 2011 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of March 31, 2011. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Legg Mason Global Currents International Small Cap Opportunity Fund 2011 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2010 (inception date) and held for the period ended March 31, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return
	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[4]
Class A	12.53%	$1,000.00	$1,125.30	1.45%	$7.56	Class A	5.00%	$1,000.00	$1,017.70	1.45%	$7.29
Class C	12.09	1,000.00	1,120.90	2.20	11.44	Class C	5.00	1,000.00	1,013.96	2.20	11.05
Class I	12.68	1,000.00	1,126.80	1.20	6.26	Class I	5.00	1,000.00	1,018.95	1.20	6.04

[1]	For the period October 1, 2010 (inception date) through March 31, 2011.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (179), then divided by 365.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

Legg Mason Global Currents International Small Cap Opportunity Fund 2011 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2011

Legg Mason Global Currents International Small Cap Opportunity Fund

Security	Shares	Value
Common Stocks — 96.6%
Consumer Discretionary — 18.4%
Auto Components — 0.5%
Toyo Tire & Rubber Co., Ltd.	5,780	$14,175
Distributors — 1.7%
Smiths News PLC	11,790	15,935
Xinhua Winshare Publishing and Media Co., Ltd., Class H Shares	53,050	31,304
Total Distributors		47,239
Diversified Consumer Services — 0.3%
Studio Alice Co., Ltd.	790	8,481
Hotels, Restaurants & Leisure — 5.2%
Fuller Smith & Turner PLC, Class A Shares	2,370	22,812
Greene King PLC	3,750	26,933
REXLot Holdings Ltd.	172,460	19,067
Saint Marc Holdings Co., Ltd.	391	14,290
Saizeriya Co., Ltd.	685	10,483
Thomas Cook Group PLC	8,650	23,673
William Hill PLC	9,280	26,901
Total Hotels, Restaurants & Leisure		144,159
Internet & Catalog Retail — 0.5%
Takkt AG	966	15,401
Media — 0.9%
Asatsu-DK Inc.	982	26,303
Multiline Retail — 2.0%
Izumi Co., Ltd.	1,965	27,994
Myer Holdings Ltd.	8,240	27,359
Total Multiline Retail		55,353
Specialty Retail — 3.4%
Hornbach Baumarkt Aktiengesellschaft	436	31,884
Nafco Co., Ltd.	801	13,173
Pal Co., Ltd.	722	21,526
Tom Tailor Holding AG	1,422	27,609	*
Total Specialty Retail		94,192
Textiles, Apparel & Luxury Goods — 3.9%
361 Degrees International Ltd.	29,470	18,375
Dapai International Holdings Co., Ltd.	132,230	19,932
Shinwon Corp.	18,293	23,513
Xingquan International Sports Holdings Ltd.	53,440	21,173
Youngone Corp.	2,759	26,158
Total Textiles, Apparel & Luxury Goods		109,151
Total Consumer Discretionary		514,454

See Notes to Financial Statements.

4	Legg Mason Global Currents International Small Cap Opportunity Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2011

Legg Mason Global Currents International Small Cap Opportunity Fund

Security	Shares	Value
Consumer Staples — 9.1%
Food & Staples Retailing — 2.5%
Arcs Co., Ltd.	1,179	$17,817
COSMOS Pharmaceutical Corp.	589	24,536
S Foods Inc.	1,560	13,109
San-A Co., Ltd.	393	15,332
Total Food & Staples Retailing		70,794
Food Products — 6.6%
Bongrain SA	260	24,135
CJ CheilJedang Corp.	108	22,644
Greencore Group PLC	20,910	34,968
Lotte Confectionery Co., Ltd.	22	30,063
Pacific Andes Resources Development Ltd.	93,020	25,829
Viterra Inc.	3,730	45,245
Total Food Products		182,884
Total Consumer Staples		253,678
Energy — 1.3%
Energy Equipment & Services — 1.3%
Aker ASA, Class A Shares	1,150	35,455
Financials — 10.6%
Capital Markets — 2.1%
Deutsche Beteiligungs AG	990	28,545
F&C Asset Management PLC	24,970	30,363
Total Capital Markets		58,908
Commercial Banks — 1.0%
Ringkjoebing Landbobank Aktieselskab	210	27,023
Diversified Financial Services — 0.5%
Eurazeo	190	14,858
Insurance — 1.0%
Chaucer Holdings PLC	32,580	29,399
Real Estate Investment Trusts (REITs) — 4.6%
Advance Residence Investment	16	31,469
Parkway Life Real Estate Investment Trust	21,610	29,316
Top REIT Inc.	6	36,030
United Urban Investment Corp.	24	30,325
Total Real Estate Investment Trusts (REITs)		127,140
Real Estate Management & Development — 1.4%
Deutsche Wohnen AG	1,000	14,427	*
GAGFAH SA	3,010	25,458
Total Real Estate Management & Development		39,885
Total Financials		297,213

See Notes to Financial Statements.

Legg Mason Global Currents International Small Cap Opportunity Fund 2011 Semi-Annual Report	5

Legg Mason Global Currents International Small Cap Opportunity Fund

Security	Shares	Value
Health Care — 5.6%
Health Care Providers & Services — 2.2%
Primary Health Care Ltd.	3,430	$11,708
Rhoen-Klinikum AG	1,910	41,415
Toho Holdings Co., Ltd.	786	8,570
Total Health Care Providers & Services		61,693
Life Sciences Tools & Services — 1.9%
Biotage AB	33,990	36,080
Lonza Group AG, Registered Shares	200	16,778
Total Life Sciences Tools & Services		52,858
Pharmaceuticals — 1.5%
Kaken Pharmaceutical Co., Ltd.	1,380	16,491
Meda AB, Class A Shares	2,550	24,563
Total Pharmaceuticals		41,054
Total Health Care		155,605
Industrials — 28.8%
Aerospace & Defense — 1.3%
CAE Inc.	2,750	36,534
Airlines — 0.7%
easyJet PLC	3,730	20,398	*
Building Products — 2.9%
Hamon	980	37,999
Maezawa Kasei Industries Co., Ltd.	2,770	28,273
Noritz Corp.	786	13,891
Total Building Products		80,163
Commercial Services & Supplies — 12.3%
Aeon Delight Co., Ltd.	880	14,705
BWT AG	980	28,666
Derichebourg SA	5,500	47,181	*
Loomis AB, Class B Shares	3,200	50,698
Newalta Corp.	2,750	36,619
Shanks Group PLC	23,540	43,087
Séché Environnement	590	56,465
Tomra Systems ASA	7,860	64,242
Total Commercial Services & Supplies		341,663
Construction & Engineering — 3.2%
Foster Wheeler AG	980	36,868	*
Heijmans N.V.	680	20,064	*
Kyowa Exeo Corp.	1,070	10,715
Toshiba Plant Systems & Services Corp.	1,965	22,230
Total Construction & Engineering		89,877

See Notes to Financial Statements.

6	Legg Mason Global Currents International Small Cap Opportunity Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2011

Legg Mason Global Currents International Small Cap Opportunity Fund

Security	Shares	Value
Electrical Equipment — 1.2%
Prysmian S.p.A.	1,570	$33,687
Industrial Conglomerates — 2.2%
Haw Par Corp., Ltd.	7,860	37,476
Wendel Investissement	210	22,818
Total Industrial Conglomerates		60,294
Machinery — 2.5%
Bobst Group AG	280	12,819	*
Duerr AG	980	32,568	*
Industrea Ltd.	9,790	14,177
Torishima Pump Mfg. Co., Ltd.	715	10,616
Total Machinery		70,180
Professional Services — 1.7%
Teleperformance	1,250	47,131
Transportation Infrastructure — 0.8%
BBA Aviation PLC	7,070	23,046
Total Industrials		802,973
Information Technology — 13.4%
Communications Equipment — 1.4%
Cogo Group Inc.	3,540	28,568	*
Mitsui Knowledge Industry Co., Ltd.	71	10,669
Total Communications Equipment		39,237
Electronic Equipment, Instruments & Components — 2.7%
Ingenico SA	1,670	74,777
Internet Software & Services — 2.1%
RADVision Ltd.	2,800	31,864	*
ZAPPALLAS Inc.	20	26,593
Total Internet Software & Services		58,457
IT Services — 5.2%
CGI Group Inc., Class A Shares	1,960	41,100	*
Indra Sistemas SA	1,640	32,888
ITOCHU Techno-Solutions Corp.	589	19,069
NS Solutions Corp.	735	14,094
Wirecard AG	2,140	38,380
Total IT Services		145,531
Office Electronics — 1.0%
Neopost SA	300	26,279
Software — 1.0%
Alpha Systems Inc.	605	9,630
SRA Holdings Inc.	1,950	19,223
Total Software		28,853
Total Information Technology		373,134

See Notes to Financial Statements.

Legg Mason Global Currents International Small Cap Opportunity Fund 2011 Semi-Annual Report	7

Legg Mason Global Currents International Small Cap Opportunity Fund

Security			Shares	Value
Materials — 8.5%
Chemicals — 3.7%
Filtrona PLC			6,780	$33,043
Fujikura Kasei Co., Ltd.			1,270	8,000
Incitec Pivot Ltd.			7,430	33,277
Symrise AG			990	29,029
Total Chemicals				103,349
Containers & Packaging — 2.7%
DS Smith PLC			11,590	36,999
Huhtamaki Oyj			2,750	38,973	*
Total Containers & Packaging				75,972
Paper & Forest Products — 2.1%
Mondi PLC			3,540	34,045
Sappi Ltd.			4,670	24,748	*
Total Paper & Forest Products				58,793
Total Materials				238,114
Utilities — 0.9%
Water Utilities — 0.9%
Sound Global Ltd.			19,650	11,224	*
Tri-Tech Holding Inc.			1,160	13,537	*
Total Utilities				24,761
Total Investments before Short-Term Investments (Cost — $2,400,013)				2,695,387

	Rate	Maturity Date	Face Amount
Short-Term Investments — 5.8%
Repurchase Agreements — 5.8%
Interest in $100,000,000 joint tri-party repurchase agreement dated 3/31/11 with Deutche Bank Securites Inc.; Proceeds at maturity — $163,001; (Fully collateralized by various U.S. government agency obligations, 0.750% to 4.125% due 12/21/12 to 2/11/14; Market Value — $166,261) (Cost — $163,000)	0.150%	4/1/11	163,000	163,000
Total Investments — 102.4% (Cost — $2,563,013#)				2,858,387
Liabilities in Excess of Other Assets — (2.4)%				(67,258)
Total Net Assets — 100.0%				$2,791,129

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

8	Legg Mason Global Currents International Small Cap Opportunity Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2011

Legg Mason Global Currents International Small Cap Opportunity Fund

Summary of Investments by Country **
Japan	18.8%
United Kingdom	12.8
France	11.0
Germany	9.1
Canada	5.6
Sweden	3.9
South Korea	3.6
Norway	3.5
Australia	3.0
Bermuda	3.0
Singapore	2.7
Switzerland	2.3
Finland	1.4
Belgium	1.3
Ireland	1.2
Italy	1.2
Spain	1.2
Cayman Islands	1.1
Israel	1.1
China	1.1
Austria	1.0
United States	1.0
Denmark	0.9
Luxembourg	0.9
South Africa	0.9
Netherlands	0.7
Short-Term Investments	5.7
100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of March 31, 2011 and are subject to change.

See Notes to Financial Statements.

Legg Mason Global Currents International Small Cap Opportunity Fund 2011 Semi-Annual Report	9

Statement of assets and liabilities (unaudited)

March 31, 2011

Assets:
Investments, at value (Cost — $2,563,013)	$2,858,387
Foreign currency, at value (Cost — $1,082)	1,074
Cash	727
Receivable from investment manager	16,898
Dividends and interest receivable	14,248
Receivable for securities sold	13
Prepaid expenses	9,040
Total Assets	2,900,387

Liabilities:
Payable for offering and organization costs	88,517
Payable for securities purchased	4,143
Trustees’ fees payable	21
Accrued expenses	16,577
Total Liabilities	109,258
Total Net Assets	$2,791,129

Net Assets:
Par value (Note 7)	$2
Paid-in capital in excess of par value	2,499,998
Overdistributed net investment income	(14,508)
Accumulated net realized gain on investments and foreign currency transactions	10,159
Net unrealized appreciation on investments and foreign currencies	295,478
Total Net Assets	$2,791,129

Shares Outstanding:
ClassA	8,333
ClassC	8,333
ClassI	191,667

Net Asset Value:
ClassA (and redemption price)	$13.39
ClassC *	$13.36
ClassI (and redemption price)	$13.40
Maximum Public Offering Price Per Share:
ClassA (based on maximum initial sales charge of 5.75%)	$14.21

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

10	Legg Mason Global Currents International Small Cap Opportunity Fund 2011 Semi-Annual Report

Statement of operations (unaudited)

For the period ended March 31, 2011†

Investment Income:
Dividends	$27,462
Interest	80
Less: Foreign taxes withheld	(1,726)
Total Investment Income	25,816

Expenses:
Offering costs	79,517
Audit and tax	15,411
Investment management fee (Note 2)	11,101
Custody fees	10,894
Shareholder reports	10,127
Organization fees	9,000
Legal fees	1,022
Distribution fees (Notes 2 and 5)	652
Insurance	496
Transfer agent fees (Note 5)	211
Registration fees	179
Trustees’ fees	103
Fund accounting fees	59
Miscellaneous expenses	554
Total Expenses	139,326
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(123,002)
Net Expenses	16,324
Net Investment Income	9,492

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	9,908
Foreign currency transactions	251
Net Realized Gain	10,159
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	295,374
Foreign currencies	104
Change in Net Unrealized Appreciation (Depreciation)	295,478
Net Gain on Investments and Foreign Currency Transactions	305,637
Increase in Net Assets from Operations	$315,129

†	For the period October 1, 2010 (inception date) through March 31, 2011.

See Notes to Financial Statements.

Legg Mason Global Currents International Small Cap Opportunity Fund 2011 Semi-Annual Report	11

Statements of changes in net assets (unaudited)

For the Period Ended March 31, 2011†

2011

Operations:
Net investment income	$9,492
Net realized gain	10,159
Change in net unrealized appreciation (depreciation)	295,478
Increase in Net Assets From Operations	315,129

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(24,000)
Decrease in Net Assets From Distributions to Shareholders	(24,000)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	2,500,000
Increase in Net Assets From Fund Share Transactions	2,500,000
Increase in Net Assets	2,791,129

Net Assets:
Beginning of period	—
End of period*	$2,791,129
* Includes overdistributed net investment income of:	$(14,508)

†	For the period October 1, 2010 (inception date) through March 31, 2011.

See Notes to Financial Statements.

12	Legg Mason Global Currents International Small Cap Opportunity Fund 2011 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout the period ended March 31:
Class A Shares[1]	2011[2]

Net asset value, beginning of period	$12.00

Income from operations:
Net investment income	0.03
Net realized and unrealized gain	1.47
Total income from operations	1.50

Less distributions from:
Net investment income	(0.11)
Total distributions	(0.11)

Net asset value, end of period	$13.39
Total return[3]	12.53%

Net assets, end of period (000s)	$112

Ratios to average net assets:
Gross expenses[4]	10.97%
Net expenses[4,5,6]	1.45
Net investment income[4]	0.53

Portfolio turnover rate	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period October 1, 2010 (inception date) through March 31, 2011 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Global Currents International Small Cap Opportunity Fund 2011 Semi-Annual Report	13

For a share of each class of beneficial interest outstanding throughout the period ended March 31:
Class C Shares[1]	2011[2]

Net asset value, beginning of period	$12.00

Income (Loss) from operations:
Net investment loss	(0.01)
Net realized and unrealized gain	1.46
Total income from operations	1.45

Less distributions from:
Net investment income	(0.09)
Total distributions	(0.09)

Net asset value, end of period	$13.36
Total return[3]	12.09%

Net assets, end of period (000s)	$111

Ratios to average net assets:
Gross expenses[4]	11.77%
Net expenses[4,5,6]	2.20
Net investment loss[4]	(0.23)

Portfolio turnover rate	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period October 1, 2010 (inception date) through March 31, 2011 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	Legg Mason Global Currents International Small Cap Opportunity Fund 2011 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout the period ended March 31:
Class I Shares[1]	2011[2]

Net asset value, beginning of period	$12.00

Income from operations:
Net investment income	0.05
Net realized and unrealized gain	1.47
Total income from operations	1.52

Less distributions from:
Net investment income	(0.12)
Total distributions	(0.12)

Net asset value, end of period	$13.40
Total return[3]	12.68%

Net assets, end of period (000s)	$2,568

Ratios to average net assets:
Gross expenses[4]	10.61%
Net expenses[4,5,6]	1.20
Net investment income[4]	0.78

Portfolio turnover rate	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period October 1, 2010 (inception date) through March 31, 2011 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Global Currents International Small Cap Opportunity Fund 2011 Semi-Annual Report	15

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Global Currents International Small Cap Opportunity Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant

16	Legg Mason Global Currents International Small Cap Opportunity Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$2,695,387	—	—	$2,695,387
Short-term investments†	—	$163,000	—	163,000
Total investments	$2,695,387	$163,000	—	$2,858,387

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or

Legg Mason Global Currents International Small Cap Opportunity Fund 2011 Semi-Annual Report	17

losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

18	Legg Mason Global Currents International Small Cap Opportunity Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance agreements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash deposit with the bank.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken and has concluded that as of March 31, 2011, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Global Currents Investment Management, LLC (“GCIM”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the Fund’s cash and short-term instruments. LMPFA, GCIM and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.850%
Next $1 billion	0.825
Next $3 billion	0.800
Next $5 billion	0.775
Over $10 billion	0.750

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund,

Legg Mason Global Currents International Small Cap Opportunity Fund 2011 Semi-Annual Report	19

except for the management of cash and short-term instruments, which is provided by Western Asset. For its services, LMPFA pays GCIM and Western Asset an aggregate fee equal to 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of expenses other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, C and I shares did not exceed 1.45%, 2.20% and 1.20%, respectively. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

During the period ended March 31, 2011, fees waived and/or expenses reimbursed amounted to $123,002.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the period ended March 31, 2011, LMIS and its affiliates did not receive any sales charges on sales of the Fund’s Class A shares. In addition, there were no CDSCs paid to LMIS and its affiliates for the period ended March 31, 2011.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the period ended March 31, 2011, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$2,764,725
Sales	374,619

20	Legg Mason Global Currents International Small Cap Opportunity Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

At March 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$358,572
Gross unrealized depreciation	(63,198)
Net unrealized appreciation	$295,374

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2011, the Fund did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C shares calculated at the annual rate of 0.75% of the average daily net assets of the class. Distribution fees are accrued daily and paid monthly.

For the period ended March 31, 2011, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees
Class A1	$130	$63
Class C1	522	85
Class I1	—	63
Total	$652	$211

[1]	For the period October 1, 2010 (inception date) through March 31, 2011.

For the period ended March 31, 2011, waivers and/or reimbursements by class were as follows:

	Distribution Fees Waived[1]	Waivers/ Reimbursements
Class A1	$130	$4,843
Class C1	522	4,468
Class I1		113,039
Total	$652	$122,350

[1]	For the period October 1, 2010 (inception date) through March 31, 2011.

Legg Mason Global Currents International Small Cap Opportunity Fund 2011 Semi-Annual Report	21

6. Distributions to shareholders by class

Period Ended March 31, 2011
Net Investment Income:
Class A1	$910
Class C1	725
Class I1	22,365
Total	$24,000

[1]	For the period October 1, 2010 (inception date) through March 31, 2011.

7. Shares of beneficial interest

At March 31, 2011, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Period Ended March 31, 2011
	Shares	Amount
Class A1
Shares sold	8,333	$100,000
Net increase	8,333	$100,000

Class C1
Shares sold	8,333	$100,000
Net increase	8,333	$100,000

Class I1
Shares sold	191,667	$2,300,000
Net increase	191,667	$2,300,000

[1]	For the period October 1, 2010 (inception date) through March 31, 2011.

8. Other tax information

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Fund, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending September 30, 2012.

22	Legg Mason Global Currents International Small Cap Opportunity Fund

Board approval of management and subadvisory agreements (unaudited)

At meetings of the Trust’s Board of Trustees, the Board considered the initial approval for a two-year period of the management agreement, pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, and the sub-advisory agreement, pursuant to which Global Currents Investment Management, LLC (the “Sub-Adviser”) provides day-to-day management of the Fund’s portfolio. (The management agreement and sub-advisory agreement are collectively referred to as the “Agreements.”) The Manager and the Sub-Adviser are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Adviser. The Independent Trustees requested and received information from the Manager and the Sub-Adviser they deemed reasonably necessary for their review of the Agreements and the services to be provided by the Manager and the Sub-Adviser. Included was information about the Manager, the Sub-Adviser and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its prospective shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services to be provided to the fund under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by the Manager and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement, respectively. The Trustees also considered the Manager’s supervisory activities over the Sub-Adviser. In addition, the Independent Trustees received and considered other information regarding the administrative and other services to be rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of other funds in the Legg Mason fund complex, and the Manager’s role in coordinating the activities of the Sub-Adviser and the Fund’s other service providers. The Board’s evaluation of the services to be provided by the Manager and the Sub-Adviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Adviser and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own expanded compliance programs and the compliance program to be implemented for the Fund. The Board reviewed information received

Legg Mason Global Currents International Small Cap Opportunity Fund	23

from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team that would be primarily responsible for the day-to-day portfolio management of the Fund. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Trustees noted that the Manager and the Sub-Adviser were committed to providing the resources necessary to assist the portfolio managers in managing the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities between the Manager and the Sub-Adviser and the oversight to be provided by the Manager. The Board also considered the Manager’s and the Sub-Adviser’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided under the respective Agreement by the Manager and the Sub-Adviser.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services expected to be provided by the Manager and the Sub-Adviser, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fee to the Sub-Adviser and, accordingly, that the retention of the Sub-Adviser would not increase the fees and expenses to be incurred by the Fund. The Board also noted that the Manager will provide the Fund with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager will coordinate and oversee the provision of services to the Fund by other fund service providers, including the Sub-Adviser. The Board also referred to information regarding the fees the Manager and Sub-Adviser charged any of their respective U.S. clients investing primarily in an asset class similar to that proposed for the Fund including, where applicable, institutional separate and commingled accounts and retail managed accounts. The Manager provided information which described the significant differences in the scope of services provided to investment companies, such as the Fund, and to such other clients. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

24	Legg Mason Global Currents International Small Cap Opportunity Fund

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s proposed distribution arrangements, including how amounts to be received by the Fund’s distributor would be expended, and the estimated fees to be received and estimated expenses to be incurred in connection with such arrangements by affiliates of the Manager. Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee with those of a group of comparable retail front-end load funds, which showed that the Fund’s Contractual Management Fee was competitive with the management fees paid by such other funds. The Board also noted that the Manager had contractually agreed to waive fees and/or reimburse the Fund’s expenses if such expenses exceed certain amounts and that such arrangement would continue until December 31, 2012.

Economies of scale

The Board noted that the Manager instituted breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund’s assets grow. The Board noted that, as a new fund, the Fund’s assets had not yet reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. The Board noted, however, that the Contractual Management Fee increases the potential for sharing economies of scale with shareholders as the Fund’s assets grow than if no breakpoints were in place. The Board also noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize other economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits expected to be received by the Manager and its affiliates, including the Sub-Adviser, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the expected costs of providing investment management and other services to the Fund and the Manager’s commitment to the Fund, the other ancillary benefits that the Manager and its affiliates expect to receive were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreement.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement.

Legg Mason Global Currents

International Small Cap Opportunity Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

R. Jay Gerken, CFA
Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Global Currents Investment Management, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Global Currents International Small Cap Opportunity Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Legg Mason Global Currents International Small Cap Opportunity Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on the Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Funds’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Global Currents International Small Cap Opportunity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before you invest.

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX013529 5/11 SR11-1377

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	May 26, 2011

By:	/S/ KAPREL OZSOLAK
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Equity Trust

Date:	May 26, 2011